Condensed Financial Information of the Parent Company - Condensed Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
General and administrative expenses	¥ (444,373)	$ (60,879)	¥ (500,942)	¥ (720,409)
Loss from operations	(824,891)	(113,009)	(913,355)	(928,898)
Financial income	86,136	11,801	89,020	34,656
Foreign currency exchange (loss) gain	(20,399)	(2,795)	7,218	(35,357)
Loss from subsidiaries and VIE	1,386	190	10,122	12,548
Other income	44,461	6,091	53,558	103,501
Net loss	(710,221)	(97,299)	(750,227)	(821,333)
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	(708,174)	(97,019)	(747,763)	(815,371)
Other comprehensive income (loss):
Net loss	(708,174)	(97,019)	(747,763)	(815,371)
Net loss	(710,221)	(97,299)	(750,227)	(821,333)
Foreign currency translation adjustment, net of nil tax	26,666	3,653	134,395	181,585
Total comprehensive loss	(683,555)	(93,646)	(615,832)	(639,748)
Comprehensive loss attributable to ordinary shareholders of Yatsen Holding Limited	(681,508)	(93,366)	(610,393)	(633,786)
Parent Company
General and administrative expenses	(23,204)	(3,179)	(40,814)	(19,329)
Loss from operations	(23,204)	(3,179)	(40,814)	(19,329)
Financial income	73,474	10,066	19,078	1,181
Foreign currency exchange (loss) gain	72	11	(17)	(6)
Loss from subsidiaries and VIE	(774,577)	(106,117)	(738,768)	(812,151)
Other income	16,061	2,200	15,733	14,934
Net loss	(708,174)	(97,019)	(744,788)	(815,371)
Net loss attributable to ordinary shareholders of Yatsen Holding Limited	(708,174)	(97,019)	(744,788)	(815,371)
Other comprehensive income (loss):
Net loss	(708,174)	(97,019)	(744,788)	(815,371)
Net loss	(708,174)	(97,019)	(744,788)	(815,371)
Foreign currency translation adjustment, net of nil tax	26,666	3,653	134,395	181,585
Total comprehensive loss	(681,508)	(93,366)	(610,393)	(633,786)
Comprehensive loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (681,508)	$ (93,366)	¥ (610,393)	¥ (633,786)